Earnings / (Loss) Per Share (Eps) - Schedule of Impact on Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restated Reported [Member]
Earnings / (Loss) Per Share (Eps) - Schedule of Impact on Loss Per Share (Details) [Line Items]
Net loss attributable to the equity holders of the Parent	$ (63,554,582)	$ (15,813,351)
Shares used in computation:	5,761,233	2,643,139
Basic net loss per share attributable to equity holders of the Parent	$ (11.03)	$ (5.98)
Previously Reported [Member]
Earnings / (Loss) Per Share (Eps) - Schedule of Impact on Loss Per Share (Details) [Line Items]
Net loss attributable to the equity holders of the Parent	$ (63,554,582)	$ (15,813,351)
Shares used in computation:	57,612,330	26,431,390
Basic net loss per share attributable to equity holders of the Parent	$ (1.1)	$ (0.6)